(Loss)/ Earnings Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (35,271)	$ (36,431)	$ (88,546)	$ (41,735)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,957)	(2,578)	(4,506)
Tender Offer – Redemption of preferred stock Series G and Series H including $7,714 and $15,392 of undeclared preferred dividend cancelled for three and six month periods ended June 30, 2019, respectively	0	20,241	0	44,284
Gain from eliminated dividends (preferred stock) due to conversion	0	0	166	0
Loss available to Navios Holdings common stockholders, basic and diluted	$ (36,555)	$ (18,147)	$ (90,958)	$ (1,957)
Denominator:
Denominator for basic and diluted loss per share attributable to Navios Holdings common stockholders — weighted average shares	12,901,880	12,219,750	12,882,235	12,219,817
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (2.83)	$ (1.49)	$ (7.06)	$ (0.16)